Other Current Receivables - Summary of Other Current Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Current Receivables [Abstract]
Derivatives		$ 827
Value added tax	$ 20,801	7,767
Advance payments to vendors	3,915	1,184
Other	7,513	2,585
Total	$ 32,229	$ 12,363